Losses per Share	12 Months Ended
Dec. 31, 2012
Losses per Share [Abstract]
Losses per Share

11.          Losses per Share:

All shares issued (including the restricted shares issued under the Company’s equity incentive plan) are the Company’s common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreement. The calculation of basic loss per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed. For the years ended December 31, 2010, 2011 and 2012 the weighted average number of diluted shares outstanding would have included  the incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding. However, and as the Company incurred losses in these years, the effect of such incremental shares would be anti-dilutive and therefore, basic and diluted losses per share are the same amounts. The Company calculates basic and diluted losses per share as follows:

	2010	2011	2012
Loss:
Net loss	$(5.131)	$(69.559)	$(314.521)

Weighted average common shares outstanding, basic and diluted	4.099.277	4.736.485	5.393.131

Loss per share, basic and diluted	$(1,25)	$(14,69)	$(58,32)